THE ALGER AMERICAN FUND
                                 CLASS O SHARES


     SUPPLEMENT DATED SEPTEMBER 26, 2003 TO THE PROSPECTUS DATED MAY 1, 2003


THE INFORMATION IN THE PARAGRAPH ON PAGE 7 OF THE FUND'S PROSPECTUS UNDER THE HEADING "PORTFOLIO MANAGERS" IS HEREBY AMENDED AS FOLLOWS:

         Mr. Chung has become President of the Manager, effective September 2003; he remains Chief Investment Officer.

         Kevin Collins, CFA, has been appointed co-manager of the Balanced Portfolio, along with Mr. Chung and Ms. Barbi, and the Income & Growth Portfolio, along with Mr. Chung, effective September 2003. Mr. Collins has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003.

         Andrew Silverberg has been appointed assistant portfolio manager of the MidCap Growth Portfolio effective September 2003. Mr. Silverberg has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                         ALGER AMERICAN GROWTH PORTFOLIO
                    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
                    ALGER AMERICAN INCOME & GROWTH PORTFOLIO


     SUPPLEMENT DATED SEPTEMBER 26, 2003 TO THE PROSPECTUS DATED MAY 1, 2003


THE INFORMATION IN THE PARAGRAPH ON PAGE 7 OF THE FUND'S PROSPECTUS UNDER THE HEADING "PORTFOLIO MANAGERS" IS HEREBY AMENDED AS FOLLOWS:

         Mr. Chung has become President of the Manager, effective September 2003; he remains Chief Investment Officer.

         Kevin Collins, CFA, has been appointed co-manager of the Income & Growth Portfolio, along with Mr. Chung, effective since September 2003. Mr. Collins has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003.

         Andrew Silverberg has been appointed assistant portfolio manager of the MidCap Growth Portfolio effective September 2003. Mr. Silverberg has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                         ALGER AMERICAN GROWTH PORTFOLIO
                    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO


     SUPPLEMENT DATED SEPTEMBER 26, 2003 TO THE PROSPECTUS DATED MAY 1, 2003


THE INFORMATION IN THE PARAGRAPH ON PAGE 7 OF THE FUND'S PROSPECTUS UNDER THE HEADING "PORTFOLIO MANAGERS" IS HEREBY AMENDED AS FOLLOWS:

         Mr. Chung has become President of the Manager, effective September 2003; he remains Chief Investment Officer.

         Andrew Silverberg has been appointed assistant portfolio manager of the MidCap Growth Portfolio effective September 2003. Mr. Silverberg has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                         ALGER AMERICAN GROWTH PORTFOLIO
                    ALGER AMERICAN INCOME & GROWTH PORTFOLIO


     SUPPLEMENT DATED SEPTEMBER 26, 2003 TO THE PROSPECTUS DATED MAY 1, 2003


THE INFORMATION IN THE PARAGRAPH ON PAGE 6 OF THE FUND'S PROSPECTUS UNDER THE HEADING "PORTFOLIO MANAGERS" IS HEREBY AMENDED AS FOLLOWS:

         Mr. Chung has become President of the Manager, effective September 2003; he remains Chief Investment Officer.

         Kevin  Collins,  CFA,  has been  appointed  co-manager  of the Income &
Growth Portfolio, along with Mr. Chung, effective September 2003. Mr. Collins has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003.

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                         ALGER AMERICAN GROWTH PORTFOLIO


     SUPPLEMENT DATED SEPTEMBER 26, 2003 TO THE PROSPECTUS DATED MAY 1, 2003


THE INFORMATION IN THE PARAGRAPH ON PAGE 6 OF THE FUND'S PROSPECTUS UNDER THE HEADING "PORTFOLIO MANAGERS" IS HEREBY AMENDED AS FOLLOWS:

         Mr. Chung has become President of the Manager, effective September 2003; he remains Chief Investment Officer.

         Andrew Silverberg has been appointed assistant portfolio manager of the MidCap Growth Portfolio effective September 2003. Mr. Silverberg has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


     SUPPLEMENT DATED SEPTEMBER 26, 2003 TO THE PROSPECTUS DATED MAY 1, 2003


THE INFORMATION IN THE PARAGRAPH ON PAGE 5 OF THE FUND'S PROSPECTUS UNDER THE HEADING "PORTFOLIO MANAGERS" IS HEREBY AMENDED AS FOLLOWS:

         Mr. Chung has become President of the Manager, effective September 2003; he remains Chief Investment Officer.

         Andrew Silverberg has been appointed assistant portfolio manager of the MidCap Growth Portfolio effective September 2003. Mr. Silverberg has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


     SUPPLEMENT DATED SEPTEMBER 26, 2003 TO THE PROSPECTUS DATED MAY 1, 2003


THE INFORMATION IN THE PARAGRAPH ON PAGE 4 OF THE FUND'S PROSPECTUS UNDER THE HEADING "PORTFOLIO MANAGERS" IS HEREBY AMENDED AS FOLLOWS:

         Mr. Chung has become President of the Manager, effective September 2003; he remains Chief Investment Officer.

         Andrew Silverberg has been appointed assistant portfolio manager of the MidCap Growth Portfolio effective September 2003. Mr. Silverberg has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                    ALGER AMERICAN INCOME & GROWTH PORTFOLIO


     SUPPLEMENT DATED SEPTEMBER 26, 2003 TO THE PROSPECTUS DATED MAY 1, 2003


THE INFORMATION IN THE PARAGRAPH ON PAGE 5 OF THE FUND'S PROSPECTUS UNDER THE HEADING "PORTFOLIO MANAGERS" IS HEREBY AMENDED AS FOLLOWS:

         Mr. Chung has become President of the Manager, effective September 2003; he remains Chief Investment Officer.

         Kevin  Collins,  CFA,  has been  appointed  co-manager  of the Income &
Growth Portfolio, along with Mr. Chung, effective September 2003. Mr. Collins has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003.

                             THE ALGER AMERICAN FUND
                                 CLASS O SHARES

                        ALGER AMERICAN BALANCED PORTFOLIO


     SUPPLEMENT DATED SEPTEMBER 26, 2003 TO THE PROSPECTUS DATED MAY 1, 2003


THE INFORMATION IN THE PARAGRAPH ON PAGE 4 OF THE FUND'S PROSPECTUS UNDER THE HEADING "PORTFOLIO MANAGERS" IS HEREBY AMENDED AS FOLLOWS:

         Mr. Chung has become President of the Manager, effective September 2003; he remains Chief Investment Officer.

         Kevin Collins, CFA, has been appointed co-manager of the Balanced Portfolio, along with Mr. Chung and Ms. Barbi, effective September 2003. Mr. Collins has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003.